Finance cost (Tables)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of Finance cost
	2025	2025	2024
	US$	S$	S$

Interest expense on:
- Bank borrowings	69,960	88,982	160,777
- Lease liabilities	90,389	114,966	15,461
	160,349	203,948	176,238